UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund (formerly Scudder Total Return Fund)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Balanced Fund

(formerly Scudder Total Return Fund)

	Shares	Value ($)

Common Stocks 59.9%
Consumer Discretionary 5.1%
Auto Components 0.2%
Aftermarket Technology Corp.*	23,000	486,220
American Axle & Manufacturing Holdings, Inc.	60,400	1,122,836
Commercial Vehicle Group, Inc.*	4,300	92,794
CSK Auto Corp.*	68,200	1,104,840
Modine Manufacturing Co.	36,800	997,280
Titan International, Inc.	14,200	250,488

		4,054,458
Automobiles 0.3%
Harley-Davidson, Inc.	99,200	5,310,176
Distributors 0.0%
Audiovox Corp. "A"*	45,400	679,184
Diversified Consumer Services 0.1%
Alderwoods Group, Inc.*	54,700	945,216
Hotels Restaurants & Leisure 0.4%
Ameristar Casinos, Inc.	19,100	429,559
CKE Restaurants, Inc.	70,300	1,100,195
Domino's Pizza, Inc.	10,600	264,046
Luby's, Inc.*	14,600	213,160
Monarch Casino & Resort, Inc.*	4,600	124,338
MTR Gaming Group, Inc.*	14,500	146,015
Multimedia Games, Inc.*	88,800	843,600
Papa John's International, Inc.*	10,800	375,084
RARE Hospitality International, Inc.*	10,000	315,500
Starbucks Corp.*	142,300	4,510,910
The Steak n Shake Co.*	5,700	104,538

		8,426,945
Household Durables 0.2%
American Woodmark Corp.	10,000	312,500
Champion Enterprises, Inc.*	38,600	529,206
Fortune Brands, Inc.	49,200	3,688,032
WCI Communities, Inc.*	8,600	236,844

		4,766,582
Leisure Equipment & Products 0.1%
Callaway Golf Co.	29,000	443,120
JAKKS Pacific, Inc.*	38,500	874,335

		1,317,455
Media 0.8%
Arbitron, Inc.	18,000	714,600
Catalina Marketing Corp.	14,100	315,135
LodgeNet Entertainment Corp.*	20,800	280,592
McGraw-Hill Companies, Inc.	151,800	7,747,872
Mediacom Communications Corp. "A"*	127,300	765,073
Omnicom Group, Inc.	83,300	6,813,107

Reader's Digest Association, Inc.	1,600	25,424
Sinclair Broadcast Group, Inc. "A"	17,300	137,708

		16,799,511
Multiline Retail 0.7%
Kohl's Corp.*	95,000	4,217,050
Target Corp.	175,700	9,619,575
The Bon-Ton Stores, Inc.	36,700	773,269

		14,609,894
Specialty Retail 2.2%
Bed Bath & Beyond, Inc.*	62,900	2,353,089
Cache, Inc.*	18,300	330,132
Cato Corp. "A"	36,850	795,592
Charming Shoppes, Inc.*	78,700	956,992
Genesco, Inc.*	23,400	911,430
Home Depot, Inc.	35,350	1,433,442
Jos. A. Bank Clothiers, Inc.*	8,100	415,287
Limited Brands, Inc.	256,700	6,073,522
Lowe's Companies, Inc.	144,800	9,202,040
Pacific Sunwear of California, Inc.*	49,100	1,203,441
Payless ShoeSource, Inc.*	51,600	1,256,976
Select Comfort Corp.*	29,600	816,960
Staples, Inc.	230,900	5,474,639
The Gymboree Corp.*	28,400	699,776
The Sports Authority, Inc.*	16,000	587,520
TJX Companies, Inc.	492,200	12,565,866
Trans World Entertainment Corp.*	26,700	139,908

		45,216,612
Textiles, Apparel & Luxury Goods 0.1%
Guess?, Inc.*	13,100	555,833
K-Swiss, Inc. "A"	10,100	319,665
Phillips-Van Heusen Corp.	2,800	101,164
Steven Madden Ltd.	37,000	1,125,910

		2,102,572
Consumer Staples 4.7%
Beverages 0.7%
Diageo PLC	151,754	2,258,300
PepsiCo, Inc.	224,650	12,845,487

		15,103,787
Consumer Products 0.0%
Water Pik Technologies, Inc.*	2,400	65,640
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	26,000	661,700
Longs Drug Stores Corp.	28,600	1,000,714
Pantry, Inc.*	16,900	925,106
Wal-Mart Stores, Inc.	148,600	6,851,946
Walgreen Co.	207,500	8,980,600

		18,420,066
Food Products 1.4%
Chiquita Brands International, Inc.	49,000	887,390
Dean Foods Co.*	82,600	3,133,018
General Mills, Inc.	150,700	7,325,527
Gold Kist, Inc.*	18,900	285,579
Kellogg Co.	114,100	4,894,890

Sanderson Farms, Inc.	34,500	966,000
Seaboard Corp.	600	881,994
The Hershey Co.	67,400	3,450,880
Unilever NV (NY Shares)	101,100	7,097,220

		28,922,498
Household Products 1.6%
Colgate-Palmolive Co.	198,300	10,884,687
Kimberly-Clark Corp.	164,100	9,373,392
Procter & Gamble Co.	205,000	12,142,150

		32,400,229
Personal Products 0.1%
Playtex Products, Inc.*	57,900	777,018
USANA Health Sciences, Inc.*	21,500	862,365

		1,639,383
Tobacco 0.0%
Vector Group Ltd.	7,140	129,734
Energy 8.9%
Energy Equipment & Services 2.7%
Baker Hughes, Inc.	233,300	18,066,752
Halliburton Co.	128,300	10,206,265
Noble Corp.	65,000	5,228,600
Parker Drilling Co.*	16,100	192,878
Schlumberger Ltd.	95,920	12,225,004
Transocean, Inc.*	124,690	10,118,594

		56,038,093
Oil, Gas & Consumable Fuels 6.2%
Berry Petroleum Co. "A"	6,400	508,544
BP PLC (ADR)	134,500	9,725,695
Cabot Oil & Gas Corp.	30,800	1,588,356
Callon Petroleum Co.*	46,300	875,996
Chevron Corp.	281,800	16,733,284
Cimarex Energy Co.	33,200	1,512,592
Comstock Resources, Inc.*	32,800	1,049,600
ConocoPhillips	280,880	18,172,936
Devon Energy Corp.	141,100	9,624,431
Energy Partners Ltd.*	44,400	1,246,308
EOG Resources, Inc.	118,900	10,051,806
ExxonMobil Corp.	356,200	22,351,550
Frontier Oil Corp.	34,600	1,639,694
Harvest Natural Resources, Inc.*	86,700	826,251
KCS Energy, Inc.*	35,800	1,039,274
Marathon Oil Corp.	123,400	9,485,758
Penn Virginia Corp.	18,800	1,229,896
PetroChina Co., Ltd. (ADR)	13,700	1,370,274
Royal Dutch Shell PLC "A" (ADR)	38,200	2,601,802
Swift Energy Co.*	25,000	1,235,500
Valero Energy Corp.	141,800	8,852,574
XTO Energy, Inc.	109,566	5,377,499

		127,099,620
Financials 10.4%
Banks 4.2%
AmSouth Bancorp.	269,900	7,451,939
BancFirst Corp.	700	58,212

Bank of America Corp.	486,100	21,500,203
Banner Corp.	6,200	199,578
Center Financial Corp.	18,000	436,680
Central Pacific Financial Corp.	5,000	184,000
City Holding Co.	5,400	201,204
CoBiz, Inc.	400	7,364
Columbia Banking System, Inc.	1,500	48,375
Corus Bankshares, Inc.	11,700	751,257
CVB Financial Corp.	32,125	528,456
Fidelity Bankshares, Inc.	8,100	275,967
First BanCorp.-North Carolina	1,700	38,233
First Community Bancorp.	10,100	607,010
First Merchants Corp.	1,900	48,621
First Niagara Financial Group, Inc.	53,000	731,400
First Republic Bank	6,900	261,924
FirstFed Financial Corp.*	16,500	1,034,550
Fremont General Corp.	19,900	487,550
Frontier Financial Corp.	7,200	235,944
Hancock Holding Co.	200	8,200
Hanmi Financial Corp.	47,700	905,823
Harbor Florida Bancshares, Inc.	10,600	412,870
Midwest Banc Holdings, Inc.	2,200	52,294
Nara Bancorp, Inc.	16,700	298,930
National Penn Bancshares, Inc.	2,550	58,089
NetBank, Inc.	41,700	313,167
Oriental Financial Group, Inc.	88,300	1,215,891
Pacific Capital Bancorp.	6,000	220,740
PFF Bancorp., Inc.	30,800	974,820
PNC Financial Services Group, Inc.	82,700	5,363,922
Prosperity Bancshares, Inc.	18,300	533,079
Republic Bancorp., Inc.	37,790	489,380
Republic Bancorp., Inc. "A"	2,950	61,036
Sandy Spring Bancorp., Inc.	1,600	55,856
Simmons First National Corp. "A"	1,200	33,864
Sterling Bancshares, Inc.	56,200	941,350
SunTrust Banks, Inc.	68,300	4,880,035
SVB Financial Group*	31,500	1,558,620
Texas Capital Bancshares, Inc.*	11,800	259,010
TierOne Corp.	15,700	510,407
TriCo Bancshares	300	7,284
Umpqua Holdings Corp.	5,700	160,626
United Community Banks, Inc.	2,800	78,148
US Bancorp.	174,700	5,225,277
Wachovia Corp.	237,700	13,033,091
Wells Fargo & Co.	208,100	12,977,116
WesBanco, Inc.	8,800	261,976
West Coast Bancorp.	2,500	68,525
WSFS Financial Corp.	6,500	410,475

		86,458,368
Capital Markets 1.9%
Bear Stearns Companies, Inc.	49,500	6,259,770
Investment Technology Group, Inc.*	19,800	890,604
Lehman Brothers Holdings, Inc.	35,800	5,028,110
Merrill Lynch & Co., Inc.	152,600	11,455,682
Morgan Stanley	130,700	8,031,515

Piper Jaffray Companies, Inc.*	8,500	381,055
The Goldman Sachs Group, Inc.	43,900	6,200,875

		38,247,611
Consumer Finance 0.2%
American Express Co.	94,500	4,956,525
Diversified Financial Services 2.0%
Accredited Home Lenders Holding Co.*	5,200	273,156
Apollo Investment Corp.	40,828	744,295
Citigroup, Inc.	418,695	19,502,813
CompuCredit Corp.*	21,800	875,488
Freddie Mac	114,700	7,783,542
JPMorgan Chase & Co.	301,000	11,964,750
Partners Trust Financial Group, Inc.	16,600	195,880

		41,339,924
Insurance 1.5%
AFLAC, Inc.	264,000	12,394,800
American International Group, Inc.	224,100	14,669,586
Argonaut Group, Inc.*	3,700	131,535
Bristol West Holdings, Inc.	3,900	71,175
Navigators Group, Inc.*	11,900	531,573
Selective Insurance Group, Inc.	1,800	104,400
Tower Group, Inc.	63,300	1,215,993
Zenith National Insurance Corp.	17,700	978,633

		30,097,695
Real Estate 0.6%
Alexandria Real Estate Equities, Inc. (REIT)	4,500	397,125
Brandywine Realty Trust (REIT)	21,400	673,030
Colonial Properties Trust (REIT)	15,100	697,922
Commercial Net Lease Realty (REIT)	27,100	621,403
Corporate Office Properties Trust (REIT)	16,000	647,840
Cousins Properties, Inc. (REIT)	18,100	565,082
EastGroup Properties, Inc. (REIT)	2,800	132,216
Entertainment Properties Trust (REIT)	1,700	73,882
FelCor Lodging Trust, Inc. (REIT)	9,400	186,684
First Industrial Realty Trust, Inc. (REIT)	15,300	597,771
Glenborough Realty Trust, Inc. (REIT)	3,700	72,816
Glimcher Realty Trust (REIT)	3,200	87,488
Heritage Property Investment Trust (REIT)	17,600	624,800
Highwoods Properties, Inc. (REIT)	16,600	523,564
Home Properties, Inc. (REIT)	15,900	729,333
Jones Lang LaSalle, Inc. (REIT)	21,100	1,242,157
Kilroy Realty Corp. (REIT)	11,700	790,803
Lexington Corporate Properties Trust (REIT)	23,200	515,040
LTC Properties, Inc. (REIT)	1,300	29,341
Maguire Properties, Inc. (REIT)	9,300	314,340
Nationwide Health Properties, Inc. (REIT)	25,800	590,046
Newcastle Investment Corp. (REIT)	13,000	353,600
OMEGA Healthcare Investors, Inc. (REIT)	9,200	120,612
Parkway Properties, Inc. (REIT)	11,300	478,216
Pennsylvania Real Estate Investment Trust (REIT)	5,800	235,828
Senior Housing Properties Trust (REIT)	32,000	573,760
Taubman Centers, Inc. (REIT)	12,300	461,865
Town & Country Trust (REIT)	8,800	326,040
Trustreet Properties, Inc. (REIT)	1,600	23,504

Urstadt Biddle Properties "A" (REIT)	1,100	19,206
Washington Real Estate Investment Trust (REIT)	22,500	742,050

		13,447,364
Health Care 8.3%
Biotechnology 1.7%
Albany Molecular Research, Inc.*	64,100	728,176
Alkermes, Inc.*	42,500	1,034,450
Amgen, Inc.*	88,200	6,428,898
Digene Corp.*	22,200	737,040
Encysive Pharmaceuticals, Inc.*	65,200	617,444
Genentech, Inc.*	163,900	14,082,288
Geron Corp.*	58,700	450,229
Gilead Sciences, Inc.*	195,600	11,906,172
ImmunoGen, Inc.*	16,400	65,764

		36,050,461
Health Care Equipment & Supplies 2.0%
Align Technology, Inc.*	83,800	685,484
Alliance Imaging, Inc.*	102,100	481,912
American Medical Systems Holdings, Inc.*	58,900	1,334,674
ArthroCare Corp.*	21,500	962,985
Baxter International, Inc.	306,000	11,276,100
Boston Scientific Corp.*	136,200	2,978,694
C.R. Bard, Inc.	54,600	3,462,732
Cypress Bioscience, Inc.*	86,500	524,190
DJ Orthopedics, Inc.*	23,900	784,637
Hologic, Inc.*	30,800	1,584,968
Integra LifeSciences Holdings*	26,200	1,021,800
Kyphon, Inc.*	20,700	860,499
Medtronic, Inc.	137,100	7,742,037
SurModics, Inc.*	4,500	165,960
Vital Images, Inc.*	9,700	296,335
Zimmer Holdings, Inc.*	112,100	7,729,295

		41,892,302
Health Care Providers & Services 1.2%
Chemed Corp.	21,100	1,121,676
CorVel Corp.*	32,300	594,320
Healthways Inc Com*	21,200	947,216
LCA-Vision, Inc.	9,300	522,381
Lifeline Systems, Inc.*	600	28,200
MedCath Corp.*	29,300	566,076
Odyssey HealthCare, Inc.*	43,200	880,416
Pediatrix Medical Group, Inc.*	13,400	1,174,912
Per-Se Technologies, Inc.*	35,600	885,372
PRA International*	4,000	104,240
UnitedHealth Group, Inc.	291,300	17,309,046

		24,133,855
Pharmaceuticals 3.4%
Abbott Laboratories	450,900	19,456,335
Alpharma, Inc. "A"	30,700	1,026,915
Bentley Pharmaceuticals, Inc.*	38,200	841,546
Durect Corp.*	88,100	392,926
Eli Lilly & Co.	64,300	3,640,666
Hi-Tech Pharmacal Co., Inc.*	19,350	501,358
Johnson & Johnson	397,116	22,850,055

K-V Pharmaceutical Co. "A"*	8,600	206,830
Mylan Laboratories, Inc.	125,600	2,474,320
Nastech Pharmaceutical Co., Inc.*	23,600	375,240
Pfizer, Inc.	251,475	6,457,878
Progenics Pharmaceuticals, Inc.*	24,300	687,690
Salix Pharmaceuticals Ltd.*	36,500	634,735
SuperGen, Inc.*	87,000	443,700
Teva Pharmaceutical Industries Ltd. (ADR)	66,500	2,834,895
United Therapeutics Corp.*	13,000	840,710
Wyeth	125,200	5,790,500

		69,456,299
Industrials 5.7%
Aerospace & Defense 1.5%
Honeywell International, Inc.	109,500	4,206,990
Kaman Corp.	4,000	84,280
L-3 Communications Holdings, Inc.	90,500	7,332,310
Teledyne Technologies, Inc.*	32,000	1,045,760
United Technologies Corp.	322,500	18,824,325

		31,493,665
Air Freight & Logistics 0.5%
EGL, Inc.*	10,100	413,191
FedEx Corp.	95,000	9,609,250

		10,022,441
Airlines 0.1%
Continental Airlines, Inc. "B"*	36,700	767,397
ExpressJet Holdings, Inc.*	98,100	695,529
Republic Airways Holdings, Inc.*	44,100	654,003

		2,116,929
Building Products 0.0%
Apogee Enterprises, Inc.	3,700	68,302
Eagle Materials, Inc.	1,500	244,335
LSI Industries, Inc.	38,300	552,669

		865,306
Commercial Services & Supplies 0.6%
Brady Corp. "A"	6,100	242,597
Clean Harbors, Inc.*	21,200	571,552
Consolidated Graphics, Inc.*	12,100	621,456
Dollar Thrifty Automotive Group, Inc.*	6,500	246,545
Electro Rent Corp.*	26,100	442,917
Escala Group, Inc.*	29,600	850,408
infoUSA, Inc.*	5,200	56,992
John H. Harland Co.	26,800	1,000,444
Labor Ready, Inc.*	48,100	1,120,249
LoJack Corp.*	21,300	523,554
NuCo2, Inc.*	16,500	516,780
Pitney Bowes, Inc.	88,600	3,786,764
SOURCECORP, Inc.*	7,900	207,928
Standard Register Co.	17,900	324,885
TeleTech Holdings, Inc.*	63,000	734,580
Viad Corp.	2,400	68,328

		11,315,979
Construction & Engineering 0.2%
EMCOR Group, Inc.*	5,400	442,908

Granite Construction, Inc.	31,100	1,258,928
URS Corp.*	26,900	1,150,782
Walter Industries, Inc.	20,900	1,321,925

		4,174,543
Electrical Equipment 0.4%
A.O. Smith Corp.	16,300	702,367
Acuity Brands, Inc.	3,400	128,826
Emerson Electric Co.	89,850	6,958,882
General Cable Corp.*	35,000	857,500
Genlyte Group, Inc.*	7,800	451,152
Vicor Corp.	2,900	49,155

		9,147,882
Industrial Conglomerates 1.1%
Blount International, Inc.*	53,400	857,070
General Electric Co.	653,000	21,385,750

		22,242,820
Machinery 1.1%
Barnes Group, Inc.	19,800	749,826
Cascade Corp.	5,600	285,936
Caterpillar, Inc.	80,200	5,445,580
Dover Corp.	144,300	6,627,699
Gardner Denver, Inc.*	7,900	417,910
Ingersoll-Rand Co., Ltd. "A"	212,000	8,325,240
JLG Industries, Inc.	23,400	1,274,832
Mueller Industries, Inc.	4,200	121,926
Sauer-Danfoss, Inc.	2,500	52,150
Valmont Industries	4,000	160,200

		23,461,299
Road & Rail 0.1%
Marten Transport Ltd.*	19,200	426,624
Old Dominion Freight Line, Inc.*	9,500	271,130
US Xpress Enterprises, Inc. "A"*	50,300	829,950

		1,527,704
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	17,300	735,250
GATX Corp.	17,800	706,838

		1,442,088
Information Technology 13.1%
Communications Equipment 1.9%
ADTRAN, Inc.	31,500	923,895
Avocent Corp.*	18,800	625,476
Cisco Systems, Inc.*	936,700	17,394,519
InterDigital Communications Corp.*	38,400	991,872
Nokia Oyj (ADR)	623,000	11,450,740
QUALCOMM, Inc.	167,800	8,047,688
SpectraLink Corp.	20,800	256,880

		39,691,070
Computers & Peripherals 2.5%
Advanced Digital Information Corp.*	69,900	699,699
Apple Computer, Inc.*	124,100	9,370,791
Dell, Inc.*	168,100	4,927,011
EMC Corp.*	642,600	8,610,840
Hewlett-Packard Co.	328,800	10,251,984

Imation Corp.	19,400	879,402
Intergraph Corp.*	10,000	382,100
International Business Machines Corp.	192,100	15,617,730
Komag, Inc.*	21,200	997,672

		51,737,229
Electronic Equipment & Instruments 0.3%
Agilysys, Inc.	31,500	667,800
Itron, Inc.*	19,500	933,465
MTS Systems Corp.	13,400	491,110
Plexus Corp.*	36,000	1,019,160
Technitrol, Inc.	54,200	1,103,512
Trident Microsystems, Inc.*	36,200	945,544

		5,160,591
Internet Software & Services 0.9%
CNET Networks, Inc.*	33,400	501,668
EarthLink, Inc.*	55,800	637,236
eBay, Inc.*	122,200	5,266,820
Google, Inc. "A"*	9,500	4,115,875
j2 Global Communications, Inc.*	5,100	243,525
Jupitermedia Corp.*	15,200	246,088
Online Resources Corp.*	11,200	148,960
ProQuest Co.*	12,600	374,850
ValueClick, Inc.*	31,200	587,184
WebEx Communications, Inc.*	21,700	526,876
Websense, Inc.*	7,300	481,289
Yahoo!, Inc.*	151,100	5,188,774

		18,319,145
IT Consulting & Services 1.5%
Accenture Ltd. "A"	228,100	7,191,993
Automatic Data Processing, Inc.	159,700	7,017,218
Covansys Corp.*	44,400	674,880
CSG Systems International, Inc.*	39,100	890,307
First Data Corp.	169,800	7,657,980
Fiserv, Inc.*	99,100	4,358,418
Intrado, Inc.*	1,700	43,248
Paychex, Inc.	68,800	2,500,880
StarTek, Inc.	24,000	487,200

		30,822,124
Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc.*	50,800	797,052
Amkor Technology, Inc.*	94,300	530,909
Analog Devices, Inc.	155,000	6,164,350
Applied Materials, Inc.	373,800	7,120,890
Broadcom Corp. "A"*	167,000	11,389,400
Cymer, Inc.*	21,900	988,566
Diodes, Inc.*	19,750	731,540
Emulex Corp.*	46,000	844,100
Fairchild Semiconductor International, Inc.*	56,000	1,117,200
Intel Corp.	893,000	18,994,110
IXYS Corp.*	54,300	583,725
Kulicke & Soffa Industries, Inc.*	71,900	804,561
Linear Technology Corp.	150,200	5,588,942
Mattson Technology, Inc.*	41,300	536,900
Maxim Integrated Products, Inc.	143,300	5,881,032

Micrel, Inc.*	62,000	760,740
Microsemi Corp.*	7,300	222,212
Photronics, Inc.*	41,300	745,052
Texas Instruments, Inc.	321,900	9,409,137

		73,210,418
Software 2.4%
Adobe Systems, Inc.	150,100	5,961,972
Altiris, Inc.*	40,200	785,910
Ansoft Corp.*	25,900	909,349
Blackbaud, Inc.	55,700	957,483
Electronic Arts, Inc.*	103,600	5,654,488
eResearch Technology, Inc.*	8,700	155,469
FactSet Research Systems, Inc.	11,800	470,584
Internet Security Systems, Inc.*	25,000	533,000
Lawson Software, Inc.*	100,700	741,152
Microsoft Corp.	998,800	28,116,220
MicroStrategy, Inc., "A"*	24	2,307
Oracle Corp.*	240,900	3,028,113
Parametric Technology Corp.*	31,100	194,686
Progress Software Corp.*	14,800	425,648
Radiant Systems, Inc.*	44,000	616,000
Ultimate Software Group, Inc.*	11,900	260,015
Witness Systems, Inc.*	38,900	775,666

		49,588,062
Materials 1.6%
Chemicals 0.9%
Air Products & Chemicals, Inc.	65,800	4,059,202
E.I. du Pont de Nemours & Co.	208,800	8,174,520
Ecolab, Inc.	126,100	4,515,641
Pioneer Companies, Inc.*	18,400	570,400
Symyx Technologies, Inc.*	5,600	154,896
Terra Industries, Inc.*	77,900	537,510
W.R. Grace & Co.*	27,200	339,184

		18,351,353
Construction Materials 0.0%
Texas Industries, Inc.	14,200	764,102
Containers & Packaging 0.3%
Greif, Inc. "A"	1,300	84,656
Silgan Holdings, Inc.	37,600	1,423,536
Sonoco Products Co.	124,500	3,855,765

		5,363,957
Metals & Mining 0.4%
Aleris International, Inc.*	24,200	1,007,204
Century Aluminum Co.*	35,300	1,203,024
Commercial Metals Co.	31,400	1,486,162
Intermet Corp.*	4,315	49,820
Metal Management, Inc.	24,000	670,320
Quanex Corp.	22,550	1,400,580
Reliance Steel & Aluminum Co.	17,300	1,375,350
USEC, Inc.	43,300	662,057

		7,854,517
Paper & Forest Products 0.0%
Deltic Timber Corp.	14,700	779,247

Telecommunication Services 1.2%
Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	75,800	749,662
AT&T, Inc.	373,900	9,702,705
CT Communications, Inc.	41,600	569,088
General Communication, Inc. "A"*	68,300	741,055
Golden Telecom, Inc.	15,800	457,884
North Pittsburgh Systems, Inc.	13,300	265,069
Premiere Global Services, Inc.*	91,200	819,888
TALK America Holdings, Inc.*	57,500	553,150
Verizon Communications, Inc.	268,900	8,513,374

		22,371,875
Wireless Telecommunication Services 0.1%
Centennial Communications Corp.*	45,400	428,122
Dobson Communications Corp. "A"*	82,300	610,666
Syniverse Holdings, Inc.*	3,900	93,639
UbiquiTel, Inc.*	64,300	629,497

		1,761,924
Utilities 0.9%
Electric Utilities 0.9%
ALLETE, Inc.	8,200	363,178
Cleco Corp.	13,800	302,634
FPL Group, Inc.	152,400	6,368,796
Otter Tail Corp.	6,800	208,080
Sierra Pacific Resources*	95,400	1,259,280
Southern Co.	255,300	8,884,440

		17,386,408
Gas Utilities 0.0%
South Jersey Industries, Inc.	13,200	388,080
Independent Power Producers & Energy Traders 0.0%
Black Hills Corp.	13,800	491,280

Total Common Stocks (Cost $943,048,706)		1,231,980,097
Warrants 0.0%
Industrials 0.0%
TravelCenters of America, Inc.*	181	23

Information Technology 0.0%
MicroStrategy, Inc.*	106	21
Materials 0.0%
Dayton Superior Corp. 144A*	15	0

Total Warrants (Cost $754)		44
Preferred Stocks 0.4%
Consumer Discretionary 0.0%
Paxson Communications Corp. 14.25% (PIK)	36	308,339
Financials 0.4%
Axis Capital Holdings Ltd., Series B, 7.5%	5,800	602,294
Farm Credit Bank of Texas, Series 1, 7.561	769,000	843,324
Wachovia Capital Trust III, 5.8%	6,500,000	6,513,169

		7,958,787

Total Preferred Stocks (Cost $8,182,564)		8,267,126
	Principal Amount ($) (g)	Value ($)

Convertible Bond 0.1%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006	675,000	668,250
144A, Series EURO, 7.5%, 9/25/2006	530,000	524,700

Total Convertible Bond (Cost $1,200,920)		1,192,950
Corporate Bonds 12.4%
Consumer Discretionary 2.7%
155 East Tropicana LLC, 8.75%, 4/1/2012	590,000	559,025
Adesa, Inc., 7.625%, 6/15/2012	120,000	120,000
Affinia Group, Inc., 9.0%, 11/30/2014	535,000	444,050
AMC Entertainment, Inc.:
8.0%, 3/1/2014	900,000	778,500
144A, 11.0%, 2/1/2016	90,000	90,000
AMFM, Inc., 8.0%, 11/1/2008	1,500,000	1,591,890
Auburn Hills Trust, 12.375%, 5/1/2020	322,000	480,200
AutoNation, Inc., 9.0%, 8/1/2008	450,000	483,188
Aztar Corp., 7.875%, 6/15/2014	765,000	793,688
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	185,000	188,931
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	300,000	324,750
9.375%, 2/15/2007	170,000	176,588
Charter Communications Holdings LLC:
9.625%, 11/15/2009	240,000	178,800
144A, 10.25%, 9/15/2010	450,000	442,125
10.25%, 9/15/2010	1,519,000	1,494,316
144A, 11.0%, 10/1/2015	1,469,000	1,208,252
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	665,000	858,532
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,404,000	2,613,893
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	485,000	384,363
CSC Holdings, Inc.:
7.25%, 7/15/2008	220,000	220,550
7.875%, 12/15/2007	840,000	852,600
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	1,320,000	1,305,851
Series E, 5.21% **, 10/31/2008 (a)	1,165,000	1,168,855
Dex Media East LLC/Financial, 12.125%, 11/15/2012	2,171,000	2,512,932
Dura Operating Corp., Series B, 8.625%, 4/15/2012	785,000	643,700
EchoStar DBS Corp.:
6.625%, 10/1/2014	275,000	266,750
144A, 7.125%, 2/1/2016	110,000	108,488
Foot Locker, Inc., 8.5%, 1/15/2022	405,000	426,870
Ford Motor Co., 7.45%, 7/16/2031	130,000	95,875
General Motors Corp., 8.25%, 7/15/2023	115,000	83,950
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,110,000	1,240,425
Gregg Appliances, Inc., 9.0%, 2/1/2013	250,000	228,125
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (a)	440,000	427,350
Harrah's Operating Co., Inc., 5.625%, 6/1/2015	3,338,000	3,263,212

Hertz Corp., 144A, 8.875%, 1/1/2014		320,000	330,400
Jacobs Entertainment, Inc., 11.875%, 2/1/2009		1,735,000	1,839,100
Levi Strauss & Co.:
9.28% **, 4/1/2012		205,000	210,125
12.25%, 12/15/2012		170,000	192,950
Liberty Media Corp.:
5.7%, 5/15/2013		145,000	135,710
7.875%, 7/15/2009		25,000	26,373
8.25%, 2/1/2030		70,000	69,379
8.5%, 7/15/2029		110,000	110,370
Mandalay Resort Group:
6.5%, 7/31/2009		387,000	390,870
Series B, 10.25%, 8/1/2007		150,000	159,750
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015		285,000	269,325
Mediacom LLC, 9.5%, 1/15/2013		135,000	133,988
MGM MIRAGE:
6.0%, 10/1/2009		755,000	751,225
6.625%, 7/15/2015		255,000	256,275
8.375%, 2/1/2011		635,000	682,625
9.75%, 6/1/2007		435,000	456,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		445,000	469,475
NCL Corp., 10.625%, 7/15/2014		365,000	381,881
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		780,000	557,700
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		100,000	96,000
Petro Stopping Centers, 9.0%, 2/15/2012		260,000	260,650
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		780,000	830,700
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		975,000	938,437
PRIMEDIA, Inc.:
8.875%, 5/15/2011		355,000	331,925
9.715% **, 5/15/2010		970,000	937,263
Renaissance Media Group LLC, 10.0%, 4/15/2008		430,000	430,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,115,000	1,232,075
Schuler Homes, Inc., 10.5%, 7/15/2011		715,000	767,284
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		250,000	141,250
7.875%, 1/15/2014 (a)		405,000	380,700
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		1,195,000	1,244,294
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		1,050,000	1,031,625
Six Flags, Inc., 9.75%, 4/15/2013		215,000	220,106
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	1,961,777
Tele-Communications, Inc., 10.125%, 4/15/2022		800,000	1,076,910
Time Warner, Inc.:
6.625%, 5/15/2029		295,000	295,274
7.625%, 4/15/2031		2,480,000	2,755,010
Toys "R" Us, Inc.:
6.875%, 8/1/2006		120,000	119,700
7.375%, 10/15/2018		445,000	325,963
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		1,635,000	1,608,431
TRW Automotive, Inc.:
11.0%, 2/15/2013		1,275,000	1,447,125
11.75%, 2/15/2013	EUR	230,000	321,407
United Auto Group, Inc., 9.625%, 3/15/2012		600,000	637,500
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		245,000	256,331
XM Satellite Radio, Inc., 14.0%, 12/31/2009		1,270,000	1,358,900
Young Broadcasting, Inc.:
8.75%, 1/15/2014		1,610,000	1,376,550

10.0%, 3/1/2011	100,000	90,750

		55,954,832
Consumer Staples 0.5%
Alliance One International, Inc., 144A, 11.0%, 5/15/2012	475,000	432,250
Altria Group, Inc., 7.0%, 11/4/2013	750,000	815,082
Birds Eye Foods, Inc., 11.875%, 11/1/2008	131,000	133,620
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	1,500,000	1,938,796
Del Laboratories, Inc., 8.0%, 2/1/2012	285,000	230,850
Delhaize America, Inc.:
8.05%, 4/15/2027	90,000	95,850
9.0%, 4/15/2031	685,000	804,293
Fortune Brands, Inc., 5.375%, 1/15/2016	750,000	736,667
Kraft Foods, Inc., 6.25%, 6/1/2012	1,500,000	1,567,439
North Atlantic Trading Co., 9.25%, 3/1/2012	2,125,000	1,296,250
Swift & Co.:
10.125%, 10/1/2009	320,000	324,800
12.5%, 1/1/2010	205,000	196,800
Viskase Co., Inc., 11.5%, 6/15/2011	1,240,000	1,314,400

		9,887,097
Energy 0.6%
Belden & Blake Corp., 8.75%, 7/15/2012	921,000	946,327
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	620,000	654,100
Chesapeake Energy Corp.:
6.25%, 1/15/2018	85,000	84,575
6.5%, 8/15/2017	300,000	298,500
144A, 6.5%, 8/15/2017	175,000	173,250
6.875%, 1/15/2016	715,000	729,300
7.75%, 1/15/2015	110,000	117,288
Dynegy Holdings, Inc.:
7.125%, 5/15/2018	315,000	302,400
7.625%, 10/15/2026	180,000	173,700
144A, 9.875%, 7/15/2010	1,355,000	1,483,725
El Paso Production Holding Corp., 7.75%, 6/1/2013	325,000	343,687
Energy Transfer Partners LP, 5.95%, 2/1/2015	650,000	651,791
Frontier Oil Corp., 6.625%, 10/1/2011	390,000	399,750
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	749,000	749,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	445,000	409,400
Sonat, Inc., 7.0%, 2/1/2018	95,000	94,050
Southern Natural Gas, 8.875%, 3/15/2010	795,000	850,458
Stone Energy Corp.:
6.75%, 12/15/2014 (a)	1,240,000	1,196,600
8.25%, 12/15/2011	610,000	628,300
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	220,000	255,200
Williams Companies, Inc.:
8.125%, 3/15/2012	1,525,000	1,667,969
8.75%, 3/15/2032	515,000	612,850

		12,822,220
Financials 3.1%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	90,000	97,538
11.0%, 7/31/2010	315,000	352,800
12.0%, 7/31/2009	360,000	391,050
Allstate Corp., 6.125%, 2/15/2012	3,000,000	3,138,030
American General Finance Corp., Series H, 4.0%, 3/15/2011	2,500,000	2,355,827

American General Institutional Capital, 144A, 8.125%, 3/15/2046	635,000	816,691
American International Group, Inc., 144A, 5.05%, 10/1/2015	2,500,000	2,434,682
AmeriCredit Corp., 9.25%, 5/1/2009	1,595,000	1,672,756
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	685,000	637,906
Bear Stearns Companies, Inc., 5.3%, 10/30/2015 (a)	1,400,000	1,386,514
Dow Jones CDX HY, Series 5-T1, 144A, 8.75%, 12/29/2010	30,350	30,824
Duke Capital LLC, 4.302%, 5/18/2006	3,667,000	3,660,143
E*TRADE Financial Corp.:
7.375%, 9/15/2013	550,000	561,000
7.875%, 12/1/2015	665,000	694,925
8.0%, 6/15/2011	275,000	286,000
Erac USA Finance Co., 144A, 5.9%, 11/15/2015	1,170,000	1,189,532
ERP Operating LP:
5.375%, 8/1/2016	1,000,000	989,302
6.95%, 3/2/2011	181,000	194,585
Ford Motor Credit Co.:
6.5%, 1/25/2007	1,685,000	1,666,874
6.875%, 2/1/2006	4,068,000	4,068,000
7.25%, 10/25/2011	2,200,000	2,018,414
7.375%, 10/28/2009	1,975,000	1,847,800
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	1,500,000	1,741,968
General Motors Acceptance Corp.:
4.375%, 12/10/2007	403,000	371,558
6.125%, 9/15/2006	464,000	459,079
6.125%, 2/1/2007 (a)	2,856,000	2,806,323
6.125%, 8/28/2007	2,975,000	2,881,142
6.15%, 4/5/2007	285,000	279,212
6.875%, 9/15/2011	1,245,000	1,188,640
8.0%, 11/1/2031 (a)	6,028,000	6,146,342
H&E Equipment/Finance, 11.125%, 6/15/2012	700,000	777,000
HSBC Bank USA, 5.625%, 8/15/2035	1,114,000	1,080,452
HSBC Finance Corp., 5.0%, 6/30/2015	765,000	736,587
JPMorgan Chase Capital XV, 5.875%, 3/15/2035 (a)	1,784,000	1,749,492
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010	1,860,000	1,830,776
NRB Term Loan, 6.74%, 2/24/2013	750,000	758,360
Ohio Casualty Corp., 7.3%, 6/15/2014	460,000	490,126
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	298,643	297,848
Poster Financial Group, Inc., 8.75%, 12/1/2011	835,000	870,488
PXRE Capital Trust I, 8.85%, 2/1/2027	405,000	396,900
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	905,000	1,018,125
Radnor Holdings Corp., 11.0%, 3/15/2010	525,000	430,500
The Goldman Sachs Group, Inc., 5.35%, 1/15/2016	3,750,000	3,714,045
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	739,000	594,895
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	435,000	428,475
UGS Corp., 10.0%, 6/1/2012	610,000	671,000
Universal City Development, 11.75%, 4/1/2010	1,090,000	1,212,625
Verizon Global Funding Corp., 7.75%, 12/1/2030	440,000	511,133

		63,934,284
Health Care 0.4%
Accellent, Inc., 144A, 10.5%, 12/1/2013	110,000	114,950
Genentech, Inc., 4.4%, 7/15/2010	3,500,000	3,425,233
HEALTHSOUTH Corp., 10.75%, 10/1/2008	1,020,000	1,007,250
InSight Health Services Corp.:
9.174% **, 11/1/2011	165,000	153,450
Series B, 9.875%, 11/1/2011 (a)	220,000	147,400

Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	1,410,000	1,381,800
Wyeth, 6.5%, 2/1/2034	1,200,000	1,303,288

		7,533,371
Industrials 1.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	1,051,000	1,075,961
Allied Security Escrow Corp., 11.375%, 7/15/2011	635,000	603,250
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	888,000	961,260
American Color Graphics, 10.0%, 6/15/2010	550,000	398,750
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	310,000	291,400
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	1,620,767	1,691,085
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	50,000	48,750
8.375%, 4/15/2012	485,000	506,825
8.625%, 5/15/2011	420,000	440,475
Browning-Ferris Industries:
7.4%, 9/15/2035	1,005,000	894,450
9.25%, 5/1/2021	80,000	82,400
Case New Holland, Inc., 9.25%, 8/1/2011	1,100,000	1,177,000
Cenveo Corp., 7.875%, 12/1/2013	455,000	443,625
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	725,000	667,000
Columbus McKinnon Corp., 10.0%, 8/1/2010	308,000	340,340
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	780,000	770,250
144A, 11.44% **, 7/1/2012	215,000	215,000
Congoleum Corp., 8.625%, 8/1/2008 *	572,000	535,535
D.R. Horton, Inc., 5.375%, 6/15/2012	4,490,000	4,336,280
Dana Corp., 7.0%, 3/1/2029 (a)	610,000	419,375
DRS Technologies, Inc., 7.625%, 2/1/2018	330,000	334,950
Hexcel Corp., 6.75%, 2/1/2015	270,000	267,300
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015 (a)	1,115,000	1,053,725
144A, 6.25%, 1/15/2016	595,000	558,149
8.875%, 4/1/2012	810,000	850,500
Kansas City Southern, 9.5%, 10/1/2008	1,310,000	1,416,438
Kinetek, Inc., Series D, 10.75%, 11/15/2006	895,000	870,388
Millennium America, Inc., 9.25%, 6/15/2008	1,040,000	1,118,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	495,000	554,400
Securus Technologies, Inc., 11.0%, 9/1/2011	360,000	307,800
Ship Finance International Ltd., 8.5%, 12/15/2013	675,000	627,750
Standard Pacific Corp., 6.5%, 8/15/2010	445,000	429,981
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	226,000	206,508
10.375%, 7/1/2012	490,000	496,125
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	415,000	458,056
United Rentals North America, Inc., 7.0%, 2/15/2014	510,000	483,225
United Technologies Corp., 7.5%, 9/15/2029	1,000,000	1,250,197
Xerox Capital Trust I, 8.0%, 2/1/2027	360,000	371,250

		27,553,753
Information Technology 0.3%
Activant Solutions, Inc.:
10.5%, 6/15/2011	510,000	553,988
144A, 10.53% **, 4/1/2010	85,000	86,700
Eschelon Operating Co., 8.375%, 3/15/2010	383,000	356,190
International Business Machines Corp., 8.375%, 11/1/2019	750,000	961,882
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	230,000	228,850

Lucent Technologies, Inc., 6.45%, 3/15/2029	1,335,000	1,121,400
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (a)	775,000	740,125
8.125%, 3/1/2016	830,000	838,300
10.375%, 1/15/2010	1,205,000	1,320,981
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	760,000	763,800

		6,972,216
Materials 1.2%
Alcan, Inc., 5.75%, 6/1/2035	838,000	806,935
ARCO Chemical Co., 9.8%, 2/1/2020	1,750,000	1,955,625
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	335,000	172,525
9.75%, 4/15/2012	375,000	363,750
Caraustar Industries, Inc., 9.875%, 4/1/2011	1,125,000	1,182,656
Constar International, Inc., 11.0%, 12/1/2012	135,000	109,350
Dayton Superior Corp.:
10.75%, 9/15/2008	425,000	418,625
13.0%, 6/15/2009	630,000	497,700
Exopac Holding Corp.:
9.794%**, 11/16/2006	1,500,000	1,500,000
144A, 11.25%, 2/1/2014	800,000	808,000
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	1,407,000	1,167,810
Georgia-Pacific Corp., 8.0%, 1/15/2024	620,000	604,500
Huntsman LLC, 11.625%, 10/15/2010	955,000	1,093,475
IMC Global, Inc., 10.875%, 8/1/2013	1,193,000	1,371,950
International Steel Group, Inc., 6.5%, 4/15/2014	240,000	244,800
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	1,285,000	1,374,950
Massey Energy Co.:
6.625%, 11/15/2010	315,000	319,725
144A, 6.875%, 12/15/2013	230,000	232,012
MMI Products, Inc., Series B, 11.25%, 4/15/2007	1,000,000	930,000
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	1,530,000	1,656,225
144A, 13.0%, 9/30/2013	137,000	138,028
Newmont Mining Corp., 5.875%, 4/1/2035	1,660,000	1,616,603
NewPage Corp., 10.5% **, 5/1/2012	205,000	207,562
Omnova Solutions, Inc., 11.25%, 6/1/2010	1,125,000	1,175,625
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	265,000	281,562
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	837,889	75,410
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Portola Packaging, Inc., 8.25%, 2/1/2012	230,000	188,600
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	152,000	166,060
TriMas Corp., 9.875%, 6/15/2012	1,065,000	910,575
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	250,000	221,875
United States Steel Corp., 9.75%, 5/15/2010	789,000	860,010
Weyerhaeuser Co.:
7.125%, 7/15/2023	765,000	798,925
7.375%, 3/15/2032	326,000	359,784

		23,811,243
Telecommunication Services 0.8%
AirGate PCS, Inc., 8.35% **, 10/15/2011	340,000	351,900
American Cellular Corp., Series B, 10.0%, 8/1/2011	205,000	222,938
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012	2,585,000	2,603,731
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	690,000	723,637

8.375%, 1/15/2014	695,000	682,837
Dobson Communications Corp., 8.875%, 10/1/2013 (a)	480,000	483,600
Insight Midwest LP, 9.75%, 10/1/2009	145,000	149,713
LCI International, Inc., 7.25%, 6/15/2007	640,000	644,800
MCI, Inc., 8.735%, 5/1/2014	1,510,000	1,702,525
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	2,480,000	2,620,926
Nextel Partners, Inc., 8.125%, 7/1/2011	470,000	504,075
Qwest Corp.:
7.25%, 9/15/2025	465,000	456,862
144A, 7.741% **, 6/15/2013	150,000	161,813
Rural Cellular Corp.:
9.75%, 1/15/2010	95,000	96,900
9.875%, 2/1/2010	85,000	91,375
144A, 10.041% **, 11/1/2012	95,000	97,613
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	308,000	289,520
Sprint Capital Corp., 7.625%, 1/30/2011	3,000,000	3,300,480
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	45,000	47,925
Triton PCS, Inc., 8.5%, 6/1/2013	65,000	61,425
Ubiquitel Operating Co., 9.875%, 3/1/2011	285,000	312,787
US Unwired, Inc., Series B, 10.0%, 6/15/2012	460,000	520,950

		16,128,332
Utilities 1.5%
AES Corp., 144A, 8.75%, 5/15/2013	1,510,000	1,642,125
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,535,000	1,703,850
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	3,000,000	3,011,994
CC Funding Trust I, 6.9%, 2/16/2007	932,000	947,604
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	1,985,000	2,039,669
CMS Energy Corp.:
8.5%, 4/15/2011	845,000	917,881
9.875%, 10/15/2007	960,000	1,026,000
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,820,000	1,725,995
5.0%, 2/15/2012	1,040,000	1,010,780
Copano Energy LLC, 8.125%, 3/1/2016	90,000	90,000
DPL, Inc., 6.875%, 9/1/2011	230,000	244,950
Mirant North America LLC, 144A, 7.375%, 12/31/2013	175,000	178,063
Mission Energy Holding Co., 13.5%, 7/15/2008	1,790,000	2,067,450
NorthWestern Corp., 5.875%, 11/1/2014	155,000	153,898
NRG Energy, Inc.:
7.25%, 2/1/2014	900,000	912,375
7.375%, 2/1/2016	1,525,000	1,551,688
8.0%, 12/15/2013	1,220,000	1,360,300
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	4,810,000	5,186,142
Progress Energy, Inc., 6.75%, 3/1/2006	3,725,000	3,730,446
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,820,000	2,029,300

		31,530,510

Total Corporate Bonds (Cost $258,186,226)		256,127,858
Foreign Bonds - US$ Denominated 2.2%
Consumer Discretionary 0.2%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	1,328,000	1,447,520
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	710,000	745,500
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011	1,272,000	1,434,601
Shaw Communications, Inc., 8.25%, 4/11/2010	125,000	133,750
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	955,000	795,037

Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	156,188
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013	280,000	267,400

		4,979,996
Energy 0.2%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	100,000	126,300
OAO Gazprom, 144A, 9.625%, 3/1/2013	910,000	1,092,000
Pemex Project Funding Master Trust, 144A, 5.75%, 12/15/2015	2,261,000	2,234,999
Secunda International Ltd., 12.6% **, 9/1/2012	250,000	265,000

		3,718,299
Financials 0.7%
BNP Paribas SA, 144A, 5.186%, 6/29/2049	400,000	384,352
C&M Finance Ltd., 144A, 8.1%, 2/1/2016	250,000	252,225
Doral Financial Corp., 5.431% **, 7/20/2007	1,120,000	1,068,477
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	7,535,000	8,145,335
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	185,000	147,075
Nordea Bank AB, 144A, 5.424%, 12/29/2049	2,225,000	2,184,723
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	785,000	825,548
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	990,000	1,011,019

		14,018,754
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	835,000	863,181
Industrials 0.2%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	330,000	363,000
10.25%, 6/15/2007	1,343,000	1,416,865
12.5%, 6/15/2012	512,000	581,120
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	930,000	1,106,700
Legrand Holding SA, 10.5%, 2/15/2013	170,000	195,500
Stena AB, 9.625%, 12/1/2012	330,000	359,700

		4,022,885
Materials 0.3%
Cascades, Inc., 7.25%, 2/15/2013	1,391,000	1,241,468
Conproca SA de CV, 12.0%, 6/16/2010	515,000	618,000
ISPAT Inland ULC, 9.75%, 4/1/2014	760,000	874,000
Novelis, Inc., 144A, 7.5%, 2/15/2015	1,085,000	1,025,325
Rhodia SA, 8.875%, 6/1/2011	890,000	907,800
Tembec Industries, Inc.:
8.5%, 2/1/2011	755,000	339,750
8.625%, 6/30/2009	1,080,000	504,900

		5,511,243
Sovereign Bonds 0.1%
Federative Republic of Brazil, 8.875%, 10/14/2019	165,000	190,163
Republic of Argentina:
Zero Coupon, 12/15/2035 (a)	1,010,201	69,906
4.005% **, 8/3/2012 (PIK)	535,000	414,103
8.28%, 12/31/2033 (PIK)	1,400,966	1,249,661
Republic of Venezuela, 10.75%, 9/19/2013	15,000	18,675

		1,942,508
Telecommunication Services 0.5%
British Telecommunications PLC, 8.875%, 12/15/2030	1,983,000	2,608,898
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (a)	555,000	602,175

Embratel, Series B, 11.0%, 12/15/2008		310,000	349,525
Global Crossing UK Finance, 10.75%, 12/15/2014		375,000	350,625
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		50,000	44,250
Intelsat Bermuda Ltd., 144A, 9.609% **, 1/15/2012		310,000	315,425
Intelsat Ltd., 5.25%, 11/1/2008		460,000	420,900
Millicom International Cellular SA, 10.0%, 12/1/2013		155,000	170,500
Mobifon Holdings BV, 12.5%, 7/31/2010		988,000	1,143,610
Nortel Networks Ltd., 6.125%, 2/15/2006		1,115,000	1,115,000
Telecom Italia Capital:
4.95%, 9/30/2014		1,430,000	1,351,880
5.25%, 11/15/2013		1,955,000	1,899,062

			10,371,850

Total Foreign Bonds - US$ Denominated (Cost $45,370,783)			45,428,716
Foreign Bonds - Non US$ Denominated 0.1%
Consumer Discretionary 0.0%
Unity Media GmbH, 144A, 8.75%, 2/15/2015 EUR		480,000	579,626
Consumer Staples 0.0%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015 EUR		155,000	170,455
Industrials 0.0%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014 EUR		315,000	363,634
Sovereign Bonds 0.1%
Republic of Argentina:
Zero Coupon, 12/15/2035	ARS	2,950,481	57,249
5.83%, 12/31/2033 (PIK)	ARS	994,312	406,933
7.82%, 12/31/2033 (PIK)	EUR	119,231	127,860

			592,042

Total Foreign Bonds - Non US$ Denominated (Cost $1,611,664)			1,705,757
Asset Backed 1.4%
Automobile Receivables 0.2%
Hertz Vehicle Financing LLC, "A6", Series 2005-2A, 144A, 5.08%, 11/25/2011		4,005,000	4,000,620
MMCA Automobile Trust:
"B", Series 2002-2, 4.67%, 3/15/2010		943,155	930,092
"B", Series 2002-1, 5.37%, 1/15/2010		359,298	358,132

			5,288,844
Credit Card Receivables 0.5%
Citibank Credit Card Issuance Trust, "A6" Series 2003-A6, 2.9%, 5/17/2010		6,000,000	5,740,734
MBNA Credit Card Master Note Trust, "A7", Series 2003-A7, 2.65%, 11/15/2010		4,400,000	4,181,917

			9,922,651
Home Equity Loans 0.4%
Advanta Mortgage Loan Trust, 7.72%, 3/25/2015		24,582	26,617
Centex Home Equity, "AF6", Series 2002-A, 5.54%, 1/25/2032		5,550,496	5,538,446
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036		2,066,000	2,060,951

			7,626,014
Utilities 0.3%
PP&L Transition Bond Co. LLC, "A8", Series 1999-1, 7.15%, 6/25/2009		5,500,000	5,768,090

Total Asset Backed (Cost $29,110,851)			28,605,599

	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp. 144A, 9.75%, (PIK) (Cost $207,750)	30	204,750
	Principal Amount ($) (g)	Value ($)

US Government Agency Sponsored Pass-Throughs 2.0%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,916,642	1,951,146
Federal Home Loan Mortgage Corp., 5.0%, with various maturities from 11/1/2035 until 12/1/2035	4,274,945	4,128,997
Federal National Mortgage Association:
4.5%, with various maturities from 7/1/2018 until 11/1/2028	6,443,329	6,175,407
5.0%, with various maturities from 9/1/2023 until 3/1/2034	9,015,234	8,773,474
5.5%, with various maturities from 12/1/2024 until 1/1/2034	8,752,140	8,707,525
6.5%, with various maturities from 4/1/2017 until 4/1/2035	6,482,417	6,650,825
7.13%, 1/1/2012	3,728,162	3,756,742
8.0%, 9/1/2015	1,119,658	1,194,089

Total US Government Agency Sponsored Pass-Throughs (Cost $42,053,936)		41,338,205
Commercial and Non-Agency Mortgage-Backed Securities 9.1%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.436%, 1/25/2036	3,015,000	2,995,237
Banc of America Mortgage Securities:
"2A8", Series 2003-J, 4.205% **, 11/25/2033	2,945,000	2,879,319
"2A6", Series 2004-G, 4.657%, 8/25/2034	6,600,000	6,506,917
Bear Stearns Adjustable Rate Mortgage Trust, "2A3", Series 2005-4, 4.45%, 8/25/2035	2,100,000	2,049,730
Bear Stearns Commercial Mortgage Securities, Inc., "AJ", Series 2005-PW10, 5.457%, 12/11/2040	4,890,000	4,950,415
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	6,000,000	5,784,888
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2004-NCM-1, 6.5%, 7/25/2034	2,761,534	2,822,807
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	1,176,247	1,189,656
Commercial Mortgage Acceptance Corp., "A3", Series 1998-C2, 6.04%, 9/15/2030	4,520,000	4,610,360
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	2,554,680	2,515,588
"A1", Series 2004-1T1, 5.0%, 2/25/2034	3,156,632	3,117,456
"1A5", Series 2003-J1, 5.25%, 10/25/2033	2,521,187	2,502,079
"A2", Series 2004-1T1, 5.5%, 2/25/2034	1,951,500	1,946,389
"A8", Series 2005-J14, 5.5%, 12/25/2035	10,000,000	9,728,112
"4A3", Series 2005-43, 5.761% **, 10/25/2035	5,149,634	5,156,112
"1A1", Series 2004-J1, 6.0%, 2/25/2034	1,230,309	1,229,406
"A1", Series 2004-35T2, 6.0%, 2/25/2035	2,964,618	2,978,918
"1A1", Series 2004-J8, 7.0%, 9/25/2034	2,753,042	2,802,198
CS First Boston Mortgage Securities Corp.:
"A2", Series 2004-C1, 3.516%, 1/15/2037	6,000,000	5,777,596
"A4", Series 2001-CP4, 6.18%, 12/15/2035	6,000,000	6,268,735
DLJ Mortgage Acceptance Corp.:
"A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	2,441,197	2,486,849
"A1B", Series 1997-CF1, 144A, 7.6%, 5/15/2030	1,362,396	1,388,175
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	1,469,238	1,498,257
GMAC Mortgage Corp. Loan Trust, "A2", Series 2003-GH2, 3.69%, 7/25/2020	1,283,600	1,277,185
Greenwich Capital Commercial Funding Corp., "A4", Series 2005-GG3, 4.799%, 8/10/2042	6,000,000	5,800,882
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.554% **, 9/25/2035	3,110,000	3,030,848
Harborview Mortgage Loan Trust, "3A1B", Series 2004-10, 5.1% **, 1/19/2035	1,806,543	1,801,376
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-LDP2, 4.738%, 7/15/2042	6,000,000	5,758,979

"A6", Series 2004-CBX, 4.899%, 1/12/2037	3,000,000	2,922,330
"A3", Series 2001-CIBC, 6.26%, 3/15/2033	6,420,000	6,719,423
LB-UBS Commercial Mortgage Trust, "A2", Series 2004-C2, 3.246%, 3/15/2029	5,700,000	5,419,240
Master Alternative Loans Trust:
"N5A1", Series 2005-1, 5.5%, 1/25/2020	4,790,417	4,775,772
"2A1", Series 2004-3, 6.25%, 4/25/2034	4,045,554	4,093,594
"3A1", Series 2004-5, 6.5%, 6/25/2034	1,062,474	1,080,735
"5A1", Series 2005-2, 6.5%, 12/25/2034	370,969	372,519
"8A1", Series 2004-3, 7.0%, 4/25/2034	790,958	794,816
"6A1", Series 2004-5, 7.0%, 6/25/2034	1,440,789	1,471,499
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	883,212	867,204
"2A7", Series 2003-9, 5.5%, 10/25/2033	2,101,011	2,031,433
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,926,198	1,954,243
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	1,156,246	1,149,742
Residential Asset Mortgage Products, "2A6", Series 2005-SP1, 5.25%, 9/25/2034	4,145,000	4,111,792
Residential Asset Securitization Trust, "A3", Series 2005-A1, 5.5%, 4/25/2035	9,500,000	9,277,921
Structured Adjustable Rate Mortgage Loan:
"9A1", Series 2005-18, 5.25%, 9/25/2035	2,680,248	2,662,167
"6A3", Series 2005-21, 5.4%, 11/25/2035	2,725,000	2,707,138
"5A1", Series 2005-18, 5.605% **, 9/25/2035	2,800,993	2,804,707
Structured Asset Securities Corp.:
"4A1", Series 2005-6, 5.0%, 5/25/2035	2,691,067	2,588,470
"2A1", Series 2003-1, 6.0%, 2/25/2018	1,474,033	1,483,694
Washington Mutual:
"A6", Series 2003-AR10, 4.066%, 10/25/2033	5,235,000	5,109,636
"1A6", Series 2005-AR12, 4.843%, 10/25/2035	5,590,000	5,490,900
"1A1", Series 2005-AR14, 5.081%, 12/25/2035	2,880,290	2,858,199
"1A3", Series 2005-AR16, 5.127% **, 12/25/2035	3,005,000	2,960,773
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% **, 6/25/2035	680,000	651,568
"2A11", Series 2005-AR12, 4.321%, 7/25/2035	3,105,000	3,003,684
"4A1", Series 2005-AR16, 4.993%, 10/25/2035	2,911,461	2,890,439
"4A2", Series 2005-AR16, 4.993%, 10/25/2035	4,510,000	4,440,920

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $189,573,112)		187,549,027
Collateralized Mortgage Obligations 4.7%
Fannie Mae Whole Loan:
"3A2B", Series 2003-W10, 3.056%, 7/25/2037	288,455	286,798
"1A3", Series 2003-W18, 4.732%, 8/25/2043	297,722	296,646
"1A1", Series 2004-W15, 6.0%, 8/25/2044	2,401,756	2,421,776
Federal Home Loan Mortgage Corp.:
"TC", Series 2728, 4.0%, 2/15/2023	910,000	891,903
"TG", Series 2690, 4.5%, 4/15/2032	3,750,000	3,545,755
"PG", Series 2700, 4.5%, 5/15/2032	3,180,000	3,003,248
"LC", Series 2682, 4.5%, 7/15/2032	2,605,000	2,465,631
"HG", Series 2543, 4.75%, 9/15/2028	3,090,322	3,071,684
"QC", Series 2836, 5.0%, 9/15/2022	6,350,000	6,324,654
"PQ", Series 2844, 5.0%, 5/15/2023	6,350,000	6,339,595
"PG", Series 2734, 5.0%, 7/15/2032	1,783,000	1,722,680
"UE", Series 2764, 5.0%, 10/15/2032	1,910,000	1,848,160
"PD", Series 2844, 5.0%, 12/15/2032	660,000	636,685
"EG", Series 2836, 5.0%, 12/15/2032	3,840,000	3,704,341
"PD", Series 2783, 5.0%, 1/15/2033	3,747,000	3,619,381
"TE", Series 2780, 5.0%, 1/15/2033	4,795,000	4,634,818
"PD", Series 2893, 5.0%, 2/15/2033	290,000	279,911

"XD", Series 2941, 5.0%, 5/15/2033	1,470,000	1,416,080
"PE", Series 2864, 5.0%, 6/15/2033	3,650,000	3,533,950
"BG", Series 2869, 5.0%, 7/15/2033	790,000	762,856
"TE", Series 2881, 5.0%, 7/15/2033	940,000	906,694
"PD", Series 2939, 5.0%, 7/15/2033	865,000	833,536
"NE", Series 2921, 5.0%, 9/15/2033	3,650,000	3,521,165
"ND", Series 2938, 5.0%, 10/15/2033	3,655,000	3,522,383
"HD", Series 3056, 5.0%, 2/15/2034	3,115,086	2,992,903
"PE", Series 2533, 5.5%, 12/15/2021	750,000	756,721
"PE", Series 2512, 5.5%, 2/15/2022	1,520,000	1,539,939
"YA", Series 2841, 5.5%, 7/15/2027	2,901,295	2,916,965
"BD", Series 2453, 6.0%, 5/15/2017	653,415	666,545
"PX", Series 2097, 6.0%, 10/15/2027	858,596	859,991
"Z", Series 2173, 6.5%, 7/15/2029	1,659,210	1,709,122
Federal National Mortgage Association:
"TU", Series 2003-122, 4.0%, 5/25/2016	2,092,875	2,061,319
"NE", Series 2004-52, 4.5%, 7/25/2033	3,190,000	3,000,990
"LA", Series 2002-50, 5.0%, 12/25/2029	969,070	965,313
"PE", Series 2005-44, 5.0%, 7/25/2033	1,272,000	1,224,185
"QD", Series 2005-29, 5.0%, 8/25/2033	605,000	580,078
"ME", Series 2005-14, 5.0%, 10/25/2033	1,770,000	1,701,944
"HE", Series 2005-22, 5.0%, 10/25/2033	2,470,000	2,376,112
"EG", Series 2005-22, 5.0%, 11/25/2033	610,000	586,814
"Z", Series 2001-14, 6.0%, 5/25/2031	1,326,979	1,349,031
"HM", Series 2002-36, 6.5%, 12/25/2029	46,850	46,841
"ZQ", Series G92-9, 7.0%, 12/25/2021	1,023,308	1,032,252
Government National Mortgage Association:
"ND", Series 2003-116, 3.75%, 6/20/2026	1,452,000	1,424,362
"GD", Series 2004-26, 5.0%, 11/16/2032	4,382,000	4,237,043
"PD", Series 2004-30, 5.0%, 2/20/2033	4,383,000	4,238,668

Total Collateralized Mortgage Obligations (Cost $96,981,944)		95,857,468
Municipal Bonds and Notes 1.4%
Bergen County, NJ, Improvement Authority Governmental Loan Revenue, 4.75%, 3/15/2015	2,105,000	2,049,723
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, ETM, 144A, 5.0%, 8/1/2015	3,880,000	3,862,307
Dallas-Fort Worth, TX, Airport Revenue, Industrial Airport Facility Improvement Corp., Rental Car Facility, 6.6%, 11/1/2012 (b)	1,635,000	1,743,826
Denver, CO, City & County School District 01, Pension School Facilities Lease, 6.82%, 12/15/2009 (b)	1,600,000	1,701,261
Hoboken, NJ, General Obligation, Series B:
3.57%, 2/1/2008 (b)	1,725,000	1,679,719
3.8%, 1/1/2008 (b)	980,000	961,890
3.97%, 2/1/2009 (b)	2,860,000	2,780,806
Indian Wells, CA, Redevelopment Agency, Series T, 4.48%, 9/1/2013 (b)	2,325,000	2,246,252
Indiana, Board Bank Revenue, School Severance, Series 3, 5.15%, 7/15/2013 (b)	2,005,000	2,017,872
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	2,990,000	2,977,801
Myrtle Beach, SC, Hospitality Fee Revenue, Series B, 5.75%, 6/1/2019 (b)	1,440,000	1,479,974
North Jersey, NJ, District Water Supply Community, Wanaque South, Series B, 5.19%, 7/1/2019 (b)	1,000,000	991,380
Oregon, School Boards Association, Pension Deferred Interest, Series A, Zero Coupon, 6/30/2014 (b)	6,855,000	4,460,960

Total Municipal Bonds and Notes (Cost $29,328,548)		28,953,771
Government National Mortgage Association 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $637,874)	606,236	628,816

Loan Participation 0.1%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.25%, 6/4/2010	243,750	243,750
Ineos Group Holdings PLC, LIBOR plus 5.150%, 9.537%, 12/16/2006	1,000,000	1,000,000

Total Loan Participation (Cost $1,243,750)	1,243,750
Units	Value ($)
Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	656,000	492,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	655,000	484,700

Total Other Investments (Cost $950,237)	976,700
Principal Amount ($) (g)	Value ($)

US Treasury Obligations 2.8%
US Treasury Bill, 4.24% ***, 4/202006 (c)	1,935,000	1,917,224
US Treasury Bond, 6.0%, 2/15/2026 (a)	15,265,000	17,716,345
US Treasury Note:
5.0%, 8/15/2011 (a)	11,422,000	11,699,966
4.5%, 11/15/2015 (a)	13,770,000	13,738,260
4.25%, 11/30/2007 (a)	11,132,000	11,077,208
4.25%, 10/31/2007	2,000,000	1,990,625

Total US Treasury Obligations (Cost $57,719,675)	58,139,628
Shares	Value ($)
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 4.35% (d) (e) (Cost $63,715,662)	63,715,662	63,715,662
Cash Equivalents 4.2%
Cash Management QP Trust, 4.33% (f) (Cost $85,516,376)	85,516,376	85,516,376
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,854,641,332)	103.9	2,137,432,300
Other Assets and Liabilities, Net	(3.9)	(79,991,824)

Net Assets	100.0	2,057,440,476

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)(g)	Acquisition Cost $	Value ($)
Congoleum Corp.	8.625%	8/1/2008	572,000	573,205	535,535
Grupo Iusacell SA de CV	10.0%	7/15/2004	50,000	41,500	44,250
Oxford Automotive, Inc.	12.0%	10/15/2010	837,889	74,318	75,410
				689,023	655,195

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $62,276,032 which is 3.0% of net assets.
(b)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.2
Financial Guaranty Insurance Company	0.3
MBIA Corp.	0.4

(c)			At January 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)			Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)			Represents collateral held in connection with securities lending.
(f)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)			Principal amount stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Government National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

At January 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Canada Government Bond	3/22/2006	87	8,703,942	8,624,766	(79,176)
10 Year Germany Bond	3/8/2006	138	20,270,695	20,194,983	(75,712)
10 Year Japan Government Bond	3/9/2006	12	14,096,873	13,993,265	(103,608)
Russell 2000 Index	3/16/2006	13	4,561,609	4,788,550	226,941

Total net unrealized depreciation					(31,555)

At January 31, 2006, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Australia
Bond	3/15/2006	87	6,834,978	6,917,729	(82,751)
United Kingdom Treasury Bonds	3/29/2006	85	17,147,580	17,250,593	(103,013)
10 Year US Treasury Note	3/22/2006	173	18,819,940	18,759,688	60,252

Total net unrealized depreciation					(125,512)

At January 31, 2006, open credit default swap contracts were as follows

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation ($)

1/6/2006 12/20/2010	8,270,746†	Fixed — 1.80%	DJ CDX Emerging Markets	30,932

Counterparty: † JPMorgan Chase Bank
As of January 31, 2006, the Fund had the following open forward foreign currency exchange contracts:
					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
JPY	1,026,471,000	USD	8,969,669	4/27/2006	122,436
CHF	10,303,000	USD	8,235,811	4/27/2006	106,757
USD	8,954,769	CAD	10,285,000	4/27/2006	96,155
EUR	4,132,000	USD	5,092,174	4/27/2006	45,914
USD	4,271,753	AUD	5,684,000	4/27/2006	28,989
USD	196,109	MXN	2,113,658	2/10/2006	6,188
USD	91,423	MXN	989,042	2/10/2006	3,238
USD	78,722	MXN	838,662	2/10/2006	1,546
Total unrealized appreciation					411,223

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	22,000	USD	26,910	6/8/2006	(23)
USD	150,253	EUR	122,597	2/15/2006	(1,153)
EUR	289,945	USD	353,382	6/8/2006	(1,577)
MXN	1,763,000	USD	167,149	2/10/2006	(1,587)
EUR	52,610	USD	62,146	2/15/2006	(1,838)
EUR	105,400	USD	125,403	2/15/2006	(2,782)
EUR	121,002	USD	142,320	2/15/2006	(4,840)
NZD	2,110,000	USD	1,433,661	4/27/2006	(5,300)
EUR	224,475	USD	265,606	2/15/2006	(7,396)
MXN	3,941,362	USD	363,759	2/10/2006	(13,466)
EUR	700,853	USD	825,655	2/15/2006	(26,708)
USD	7,746,526	GBP	4,332,000	4/27/2006	(36,967)
Total unrealized depreciation					(103,637)

Currency Abbreviations
ARS	Argentine Peso	GBP	British pound
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006